CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary shares	Treasury shares	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income (loss)	Non-controlling interest	Total
Balance at Dec. 31, 2021	$ 38	$ (1,749)	$ 1,016,855	$ 1,079,042	$ 67,773	$ 501,871	$ 2,663,830
Balance, shares at Dec. 31, 2021	372,534,652
Treasury Stock, Shares, Beginning Balance at Dec. 31, 2021		4,643,150
Net income (loss)				1,819,801		659,841	2,479,642
Other comprehensive loss					(252,800)	(73,130)	(325,930)
Share-based compensation			314,973				314,973
Options exercised			995				995
Options exercised, shares	1,672,350
Restricted shares vested	$ 2		(2)
Restricted shares vested, shares	26,770,640
Repurchase stock		$ (124,929)					(124,929)
Repurchase stock (in shares)	(9,954,315)	9,954,315
Repurchase of shares by subsidiary			(386)		44	(435)	(777)
Subsidiary's dividend payment						(33,762)	(33,762)
Exercise of subsidiary's stock options (see Note 9)			878,768		8,951	742,845	1,630,564
Balance at Dec. 31, 2022	$ 40	$ (126,678)	2,211,203	2,898,843	(176,032)	1,797,230	6,604,606
Balance, shares at Dec. 31, 2022	391,023,327
Treasury Stock, Shares, Ending Balance at Dec. 31, 2022		14,597,465
Net income (loss)				429,545		223,341	652,886
Other comprehensive loss					(119,511)	(44,057)	(163,568)
Share-based compensation			149,758				149,758
Options exercised			4				4
Options exercised, shares	7,500
Restricted shares vested	$ 1		(1)
Restricted shares vested, shares	9,702,020
Repurchase stock		$ (485,931)					(485,931)
Repurchase stock (in shares)	(72,219,565)	72,219,565
Repurchase of shares by subsidiary			(26,281)		(3)	(9,920)	(36,204)
Subsidiary's dividend payment						(303,658)	(303,658)
Exercise of subsidiary's stock options (see Note 9)			5,401		1,549	23,441	30,391
Balance at Dec. 31, 2023	$ 41	$ (612,609)	2,340,084	3,328,388	(293,997)	1,686,377	$ 6,448,284
Balance, shares at Dec. 31, 2023	328,513,282
Treasury Stock, Shares, Ending Balance at Dec. 31, 2023		86,817,030					86,817,030
Net income (loss)				(345,215)		(102,939)	$ (448,154)
Other comprehensive loss					(118,750)	(44,239)	(162,989)
Share-based compensation			68,081				68,081
Options exercised			57				$ 57
Options exercised, shares	95,000						95,000
Restricted shares vested	$ 1		(1)
Restricted shares vested, shares	6,095,850
Repurchase stock		$ (5,003)					$ (5,003)
Repurchase stock (in shares)	(944,500)	944,500
Repurchase of shares by subsidiary			382		(498)	(7,533)	(7,649)
Subsidiary's dividend payment						(35,843)	(35,843)
Exercise of subsidiary's stock options (see Note 9)			196		35	851	1,082
Balance at Dec. 31, 2024	$ 42	$ (617,612)	$ 2,408,799	$ 2,983,173	$ (413,210)	$ 1,496,674	$ 5,857,866
Balance, shares at Dec. 31, 2024	333,759,632
Treasury Stock, Shares, Ending Balance at Dec. 31, 2024		87,761,530					87,761,530